FDP Series, Inc.
Franklin Templeton Total Return FDP Fund
Marsico Growth FDP Fund
MFS Research International FDP Fund
Van Kampen Value FDP Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated June 6, 2011
to the Prospectus and Statement of Additional Information,
dated September 28, 2010

Effective June 1, 2011, the Funds’ Prospectus and Statement of Additional Information are amended as set forth below:

The second sentence in the third paragraph in the section entitled “Management of the Funds—BlackRock,” in the Funds’ current Prospectus is deleted and replaced with the following:

The annual management fees payable to BlackRock (as a percentage of average daily net assets) are as follows:

Franklin Templeton Total Return FDP Fund

Rate of Management Fee
Average Daily Net Assets

Not exceeding $1 billion	0.40%
In excess of $1 billion but not more than $3 billion	0.38%
In excess of $3 billion but not more than $5 billion	0.36%
In excess of $5 billion but not more than $10 billion	0.35%
In excess of $10 billion	0.34%

Marsico Growth FDP Fund

Rate of Management Fee
Average Daily Net Assets

Not exceeding $1 billion	0.80%
In excess of $1 billion but not more than $3 billion	0.75%
In excess of $3 billion but not more than $5 billion	0.72%
In excess of $5 billion but not more than $10 billion	0.70%
In excess of $10 billion	0.68%

MFS Research International FDP Fund

Rate of Management Fee
Average Daily Net Assets

Not exceeding $1 billion	0.90%
In excess of $1 billion but not more than $3 billion	0.85%
In excess of $3 billion but not more than $5 billion	0.81%
In excess of $5 billion but not more than $10 billion	0.78%
In excess of $10 billion	0.77%

Van Kampen Value FDP Fund

Rate of Management Fee
Average Daily Net Assets

Not exceeding $1 billion	0.70%
In excess of $1 billion but not more than $3 billion	0.66%
In excess of $3 billion but not more than $5 billion	0.63%
In excess of $5 billion but not more than $10 billion	0.61%
In excess of $10 billion	0.60%

The first paragraph in the section entitled “Management and Advisory Arrangements,” in the Funds’ current Statement of Additional Information is deleted and replaced with the following:

The Corporation, on behalf of each Fund, has entered into an investment management agreement with the Manager (the “Management Agreement”) pursuant to which the Manager receives as compensation for its services to the Funds, at the end of each month, a fee with respect to each Fund at the annual rates described below.

Franklin Templeton Total Return FDP Fund

Rate of Management Fee
Average Daily Net Assets

Not exceeding $1 billion	0.40%
In excess of $1 billion but not more than $3 billion	0.38%
In excess of $3 billion but not more than $5 billion	0.36%
In excess of $5 billion but not more than $10 billion	0.35%
In excess of $10 billion	0.34%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.40% of the Fund’s average daily net assets.

Marsico Growth FDP Fund

Rate of Management Fee
Average Daily Net Assets

Not exceeding $1 billion	0.80%
In excess of $1 billion but not more than $3 billion	0.75%
In excess of $3 billion but not more than $5 billion	0.72%
In excess of $5 billion but not more than $10 billion	0.70%
In excess of $10 billion	0.68%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.80% of the Fund’s average daily net assets.

MFS Research International FDP Fund

Rate of Management Fee
Average Daily Net Assets

Not exceeding $1 billion	0.90%
In excess of $1 billion but not more than $3 billion	0.85%
In excess of $3 billion but not more than $5 billion	0.81%
In excess of $5 billion but not more than $10 billion	0.78%
In excess of $10 billion	0.77%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.90% of the Fund’s average daily net assets.

Van Kampen Value FDP Fund

Rate of Management Fee
Average Daily Net Assets

Not exceeding $1 billion	0.70%
In excess of $1 billion but not more than $3 billion	0.66%
In excess of $3 billion but not more than $5 billion	0.63%
In excess of $5 billion but not more than $10 billion	0.61%
In excess of $10 billion	0.60%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.70% of the Fund’s average daily net assets.

Shareholders should retain this Supplement for future reference.

Code: PR&SAI-FDP-0611SUP